OTHER NON-CURRENT LIABILITIES - Narrative (Details) $ in Millions			12 Months Ended
	Jan. 01, 2020	Sep. 29, 2015 USD ($) ozt	Dec. 31, 2021 USD ($) $ / ounce	Dec. 31, 2020 USD ($)	Nov. 30, 2020 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about other non-current liabilities [Line Items]
Repayments of bonds, notes and debentures			$ 16	$ 0
Proceeds from issue of bonds, notes and debentures			131	42
Revenue			11,985	12,595
Gain (Loss) On Remeasurement Of Liability			$ 0	104
Proportion of ownership interest in subsidiary			100.00%
PV Shareholder Loan [Member]
Disclosure of detailed information about other non-current liabilities [Line Items]
Credit facility available					$ 1,300
PV Shareholder Loan [Member] | Variable rate
Disclosure of detailed information about other non-current liabilities [Line Items]
Basis spread (as percent)					4.00%
PV Shareholder Loan Facility I [Member]
Disclosure of detailed information about other non-current liabilities [Line Items]
Credit facility available					$ 800
Proceeds from issue of bonds, notes and debentures			$ 327	104
PV Shareholder Loan Facility II [Member]
Disclosure of detailed information about other non-current liabilities [Line Items]
Credit facility available					$ 500
Pueblo Viejo [Member]
Disclosure of detailed information about other non-current liabilities [Line Items]
Proportion of ownership interests held by non-controlling interests			40.00%
Shareholder loan			$ 164	42
Revenue			$ 1,514	1,613
Proportion of ownership interest in subsidiary			60.00%
Gold [Member]
Disclosure of detailed information about other non-current liabilities [Line Items]
Revenue			$ 10,738	11,670
Newmont Corporation [Member] | PV Shareholder Loan Facility I [Member]
Disclosure of detailed information about other non-current liabilities [Line Items]
Proceeds from issue of bonds, notes and debentures			131	42
Royal Gold
Disclosure of detailed information about other non-current liabilities [Line Items]
Expected initial revenue payments (as percent)		30.00%
Expected revenue payment from contracts with customers, as percent of prevailing spot prices on volume of mineral resources in deliveries thereafter (as percent)		60.00%
Royal Gold | Pueblo Viejo [Member]
Disclosure of detailed information about other non-current liabilities [Line Items]
Revenue			44	53
Deposits from customers		$ 610
Royal Gold | Silver
Disclosure of detailed information about other non-current liabilities [Line Items]
Threshold delivery volume (in ounces) | ozt		23,100,000
Royal Gold | Silver | Pueblo Viejo [Member]
Disclosure of detailed information about other non-current liabilities [Line Items]
Percent of interest in mineral resource production sold until initial delivery maximum achieved (as percent)		75.00%
Initial delivery maximum (in ounces) | ozt		50,000,000
Percent of interest in mineral resource production to be delivered thereafter (as percent)		37.50%
Fixed recovery rate (as percent)		70.00%
Royal Gold | Gold [Member]
Disclosure of detailed information about other non-current liabilities [Line Items]
Threshold delivery volume (in ounces) | ozt		550,000
Royal Gold | Gold [Member] | Pueblo Viejo [Member]
Disclosure of detailed information about other non-current liabilities [Line Items]
Percent of interest in mineral resource production sold until initial delivery maximum achieved (as percent)		7.50%
Initial delivery maximum (in ounces) | ozt		990,000
Percent of interest in mineral resource production to be delivered thereafter (as percent)		3.75%
Bulyanhulu and Buzwagi [Member]
Disclosure of detailed information about other non-current liabilities [Line Items]
Proportion of ownership interests held by non-controlling interests	16.00%
Bulyanhulu and Buzwagi [Member] | GoT loan [Member]
Disclosure of detailed information about other non-current liabilities [Line Items]
Shareholder loan				167
Repayments of bonds, notes and debentures			$ 16
Pascua-Lama | Silver Wheaton Corp.
Disclosure of detailed information about other non-current liabilities [Line Items]
Contract liabilities						$ 148
Gain (Loss) On Remeasurement Of Liability				$ 104
Pascua-Lama | Silver Wheaton Corp. | Silver
Disclosure of detailed information about other non-current liabilities [Line Items]
Goods deliverable under contract (as percent)			25.00%
Deposits from customers			$ 625
Contract duration			3 years
Selling price (in dollars per ounce) | $ / ounce			3.90
Annual inflation adjustment (as percent)			1.00%
Starting period after project period to apply annual inflation adjustment			3 years
Agreement termination timeframe			90 days
Contract liabilities							$ 253
Lagunas Norte, Pierina and Veladero | Silver Wheaton Corp. | Silver
Disclosure of detailed information about other non-current liabilities [Line Items]
Goods deliverable under contract (as percent)			100.00%